Equity Method Investment	12 Months Ended
Dec. 31, 2014
Investments in nonconsolidated affiliates [Abstract]
Equity Method Investments [Text Block]
EQUITY METHOD INVESTMENT
SemCrude Pipeline, L.L.C.
Prior to our December 16, 2013 acquisition of additional ownership interests in SCPL (Note 3), we accounted for our interest in SCPL under the equity method. Subsequent to our acquisition of additional ownership interests on December 16, 2013, we consolidated SCPL and reported a noncontrolling interest, the ownership interest in SCPL which was retained by SemGroup, until our purchase of the noncontrolling interest on June 23, 2014. Our consolidated income statement for the year ended December 31, 2013 includes $13.8 million of equity earnings from SCPL prior to consolidation. For the year ended December 31, 2013, we received cash distributions from SCPL of $17.0 million.
SCPL's only substantial asset is a 51% interest in White Cliffs, which is accounted for under the equity method.
White Cliffs Pipeline, L.L.C.
For the years ended December 31, 2014 and 2013, we recorded equity in earnings of White Cliffs of $57.4 million and $3.8 million, respectively. The equity earnings for the year ended December 31, 2013 represent one month of earnings subsequent to our consolidation of SCPL. We received cash distributions from White Cliffs of $66.8 million for the year ended December 31, 2014. No distributions were received from White Cliffs for the year ended December 31, 2013, as distributions are paid on a one-month lag. Our distribution of earnings related to December 2013 was received in January 2014.
Certain summarized balance sheet information of White Cliffs as of December 31, 2014 and 2013 is shown below (in thousands):

	December 31, 2014	December 31, 2013
Current assets	$35,623	$98,457
Property, plant and equipment, net	471,179	312,831
Goodwill	17,000	17,000
Other intangible assets, net	16,043	20,802
Total assets	$539,845	$449,090
Current liabilities	$11,108	$9,648
Members’ equity	528,737	439,442
Total liabilities and members’ equity	$539,845	$449,090
Certain summarized income statement information of White Cliffs for the years ended December 31, 2014 and 2013 is shown below (in thousands):

	Year ended December 31, 2014	Year Ended December 31, 2013
Revenue	$160,369	$133,310
Operating, general and administrative expenses	$23,067	$23,825
Depreciation and amortization expense	$23,257	$18,668
Net income	$114,045	$90,817

The equity in earnings of White Cliffs for the years ended December 31, 2014 and 2013, recorded by SCPL, is less than 51% of the net income of White Cliffs for the same periods. This is due to certain general and administrative expenses incurred in managing the operations of White Cliffs that the other members are not obligated to share. Such expenses are recorded by White Cliffs and are allocated to our membership interest. White Cliffs recorded $1.6 million and $1.8 million of such general and administrative expense for the years ended December 31, 2014 and 2013, respectively.
The members of White Cliffs are required to contribute capital to White Cliffs to fund an expansion project adding approximately 65,000 barrels per day of capacity. We expect to contribute $40.0 million for this project. The project is expected to be complete in late 2015.
For the years ended December 31, 2014 and 2013, we contributed $53.3 million and $31.8 million, respectively, related to a project which added a 12-inch line from Platteville, Colorado to Cushing, Oklahoma and increased capacity to 150,000 barrels per day. This project was completed in August 2014. Contributions to White Cliffs in 2014 were partially funded by $14.4 million of contributions from the noncontrolling interest in SCPL.
Our membership interest in White Cliffs is significant as defined by Securities and Exchange Commission’s Regulation S-X Rule 1-02(w). Accordingly, as required by Regulation S-X Rule 3-09, we have included the audited financial statements of White Cliffs as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 as an exhibit to our Annual Report on Form 10-K for the period ended December 31, 2014.